SHARE-BASED PAYMENTS PLANS - Range of Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	4,051,000	4,815,000	6,542,000	8,579,000
Weighted average remaining life	3 years 4 months 13 days	3 years 9 months 14 days	4 years 2 months 15 days
5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	0	0	713,000
Weighted average remaining life	0 years	0 years	10 months 2 days
5.00 to 15.00 | Low
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 5.00
5.00 to 15.00 | High
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 15.00
15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	931,000	1,681,000	2,459,000
Weighted average remaining life	1 year 9 months	2 years 3 months 21 days	2 years 11 months 8 days
15.01 to 25.00 | Low
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 15.01
15.01 to 25.00 | High
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 25.00
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	3,120,000	3,134,000	3,370,000
Weighted average remaining life	3 years 10 months 6 days	4 years 7 months 2 days	5 years 10 months 2 days
25.01 to 40.00 | Low
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 25.01
25.01 to 40.00 | High
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 40.00